Loans - Schedule of Carrying Amount of Loans Acquired (Detail) $ in Thousands	Dec. 31, 2015 USD ($)
Accounts, Notes, Loans and Financing Receivable
Contractually required principal and interest at acquisition	$ 76,445
Expected losses and foregone interest	(11,867)
Cash flows expected to be collected at acquisition	64,578
Accretable yield	(6,823)
Fair value of acquired loans at acquisition	57,755
Carrying amounts of loans acquired	2,200,000
Loans accounted for under ASC Topics 310-10 and 310-20	2,100,000
ASC Topic 310-30
Accounts, Notes, Loans and Financing Receivable
Contractually required principal and interest at acquisition	2,384,114
Expected losses and foregone interest	(15,539)
Cash flows expected to be collected at acquisition	2,368,575
Fair value of acquired loans at acquisition	2,105,466
Florida Bank Group, Inc.
Accounts, Notes, Loans and Financing Receivable
Acquired loans	300,000
Old Florida Bancshares, Inc.
Accounts, Notes, Loans and Financing Receivable
Acquired loans	1,100,000
Georgia Commerce Bancshares Inc.
Accounts, Notes, Loans and Financing Receivable
Acquired loans	800,000
Acquired Impaired Loans
Accounts, Notes, Loans and Financing Receivable
Fair value of acquired loans at acquisition	$ 57,800